UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21823

Pioneer Series Trust V
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Global Equity Fund

NQ | November 30, 2017

Ticker Symbols:
Class A GLOSX Class C GCSLX Class K PGEKX Class R PRGEX Class Y PGSYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.2% of Net Assets
	AUTOMOBILES & COMPONENTS – 5.8%
	Auto Parts & Equipment - 3.7%
60,200	Aisin Seiki Co., Ltd.	$3,239,690
117,107	Valeo SA	8,498,195
		$11,737,885
	Automobile Manufacturers - 1.3%
50,047	Daimler AG	$4,139,156
	Tires & Rubber - 0.8%
53,800	Bridgestone Corp.	$2,452,328
	Total Automobiles & Components	$18,329,369
	BANKS - 11.2%
	Diversified Banks - 10.4%
490,950(a)	Aldermore Group Plc	$2,064,577
13,269,800	Bank Rakyat Indonesia Persero Tbk PT	3,149,554
72,485	Citigroup, Inc.	5,472,618
90,846	JPMorgan Chase & Co.	9,495,224
1,808,600	Mitsubishi UFJ Financial Group, Inc.	12,822,065
		$33,004,038
	Regional Banks - 0.8%
11,106,100	Bank Tabungan Negara Persero Tbk PT	$2,627,962
	Total Banks	$35,632,000
	CAPITAL GOODS - 6.6%
	Aerospace & Defense - 0.9%
29,131	Thales SA	$2,951,152
	Heavy Electric Equipment - 1.8%
335,900	Mitsubishi Electric Corp.	$5,571,081
	Trading Companies & Distributors - 3.9%
77,927(a)	United Rentals, Inc.	$12,427,798
	Total Capital Goods	$20,950,031
	CONSUMER DISCRETIONARY - 1.2%
	Apparel Retail - 0.5%
52,850	Gap, Inc.	$1,707,583
	Broadcasting - 0.5%
780,462	ITV Plc	$1,688,901
	Department Stores - 0.2%
11,008	Kohl's Corp.	$528,054
	Total Consumer Discretionary	$3,924,538
	CONSUMER DURABLES & APPAREL - 4.6%
	Apparel, Accessories & Luxury Goods - 2.2%
141,131	Moncler S.p.A.	$3,868,748
23,827	PVH Corp.	3,205,923
		$7,074,671
	Footwear - 0.4%
288,000	ANTA Sports Products, Ltd.	$1,293,238
	Homebuilding - 2.0%
320,400	Sekisui Chemical Co., Ltd.	$6,213,548
	Total Consumer Durables & Apparel	$14,581,457
	CONSUMER SERVICES - 0.6%
	Restaurants - 0.6%
106,600	KOMEDA Holdings Co., Ltd.	$1,846,472
	Total Consumer Services	$1,846,472
	CONSUMER STAPLES - 0.8%
	Packaged Foods & Meats - 0.8%
48,083	General Mills, Inc.	$2,719,574
	Total Consumer Staples	$2,719,574
	DIVERSIFIED FINANCIALS - 12.4%
	Asset Management & Custody Banks - 8.0%
45,990	Affiliated Managers Group, Inc.	$9,136,834
8,612	BlackRock, Inc., Class A	4,316,248
141,823	Blackstone Group LP	4,498,626
152,931	Invesco, Ltd.	5,531,514
20,548	T Rowe Price Group, Inc.	2,114,800
		$25,598,022
	Consumer Finance - 3.2%
144,577	Discover Financial Services	$10,207,136
	Financial Exchanges & Data - 1.2%
46,812	Nasdaq, Inc.	$3,705,638
	Total Diversified Financials	$39,510,796
	ENERGY – 6.1%
	Integrated Oil & Gas - 4.6%
566,553	Rosneft Oil Co. PJSC (G.D.R.)	$2,796,282
207,084	TOTAL SA	11,686,565
		$14,482,847

Shares		Value
	Oil & Gas Exploration & Production – 1.5%
54,103	Cabot Oil & Gas Corp.	$1,566,282
32,315	EOG Resources, Inc.	3,306,471
		$4,872,753
	Total Energy	$19,355,600
	FINANCIALS - 0.5%
	Multi-line Insurance - 0.5%
52,711	AXA SA	$1,590,950
	Total Financials	$1,590,950
	FOOD & STAPLES RETAILING - 2.7%
	Drug Retail - 2.7%
146,500	Sundrug Co., Ltd.	$6,792,719
22,690	Walgreens Boots Alliance, Inc.	1,650,924
	Total Food & Staples Retailing	$8,443,643
	FOOD, BEVERAGE & TOBACCO - 0.4%
	Tobacco - 0.4%
18,435	Altria Group, Inc.	$1,250,446
	Total Food, Beverage & Tobacco	$1,250,446
	HEALTH CARE - 1.3%
	Health Care Equipment - 0.8%
31,407	Medtronic Plc	$2,579,457
	Managed Health Care - 0.5%
16,819(a)	Centene Corp.	$1,717,052
	Total Health Care	$4,296,509
	HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
	Personal Products - 2.0%
112,548	Unilever Plc	$6,355,685
	Total Household & Personal Products	$6,355,685
	INSURANCE - 1.8%
	Insurance Brokers - 0.6%
11,905	Willis Towers Watson Plc	$1,914,324
	Multi-line Insurance - 1.2%
16,175	Allianz SE	$3,812,927
	Total Insurance	$5,727,251
	MATERIALS - 2.1%
	Construction Materials - 1.1%
98,050	CRH Plc	$3,406,069
	Diversified Chemicals - 1.0%
43,611	DowDuPont, Inc.	$3,138,248
	Total Materials	$6,544,317
	MEDIA - 1.1%
	Advertising - 1.1%
199,057	WPP Plc	$3,510,694
	Total Media	$3,510,694
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
	Biotechnology - 3.5%
13,034(a)	Esperion Therapeutics, Inc.	$801,722
87,627	Gilead Sciences, Inc.	6,552,747
74,549	Shire Plc	3,698,175
		$11,052,644
	Pharmaceuticals - 6.2%
121,926	Novartis AG	$10,426,508
259,042	Pfizer, Inc.	9,392,863
		$19,819,371
	Total Pharmaceuticals, Biotechnology & Life Sciences	$30,872,015
	REAL ESTATE - 0.5%
	Real Estate Services - 0.5%
115,251	Savills Plc	$1,460,390
	Total Real Estate	$1,460,390
	RETAILING - 1.0%
	General Merchandise Stores – 0.5%
18,070	Dollar General Corp.	$1,591,605
	Home Improvement Retail - 0.5%
19,484	Lowe's Cos., Inc.	$1,624,381
	Total Retailing	$3,215,986
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
	Semiconductors - 3.0%
173,624(a)	Micron Technology, Inc.	$7,359,921
279,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,098,136
	Total Semiconductors & Semiconductor Equipment	$9,458,057
	SOFTWARE & SERVICES - 14.1%
	Data Processing & Outsourced Services - 1.8%
29,647(a)	PayPal Holdings, Inc.	$2,245,168
30,714	Visa, Inc., Class A	3,458,089
		$5,703,257

Shares		Value
	Internet Software & Services - 6.7%
7,139(a)	Alphabet, Inc., Class A	$7,397,218
7,252(a)	Alphabet, Inc., Class C	7,407,265
158,382(a)	eBay, Inc.	5,491,104
37,830(a)	Rocket Internet SE (144A)	900,344
		$21,195,931
	IT Consulting & Other Services - 2.5%
1,055,000	Fujitsu, Ltd.	$7,899,738
	Systems Software - 3.1%
118,465	Microsoft Corp.	$9,971,199
	Total Software & Services	$44,770,125
	TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
	Communications Equipment - 0.9%
735,000	Accton Technology Corp.	$2,707,294
	Computer Storage & Peripherals - 4.2%
77,944	Apple, Inc.	$13,394,676
	Electronic Manufacturing Services - 0.0%†
26,225(a)	Global Display Co., Ltd.	$50,380
	Technology Hardware, Storage & Peripherals - 1.9%
2,605	Samsung Electronics Co., Ltd.	$6,123,268
	Total Technology Hardware & Equipment	$22,275,618
	TELECOMMUNICATION SERVICES - 2.7%
	Integrated Telecommunication Services - 0.4%
26,400	Nippon Telegraph & Telephone Corp.	$1,384,540
	Wireless Telecommunication Services - 2.3%
2,416,860	Vodafone Group Plc	$7,330,013
	Total Telecommunication Services	$8,714,553
	TOTAL COMMON STOCKS
	(Cost $276,694,091)	$315,336,076
Principal
Amount
USD ($)
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.4% of Net Assets
1,200,000(b)	U.S. Treasury Bill, 12/21/17	$1,199,285
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $1,199,250)	$1,199,285
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $277,893,341)	$316,535,361
	OTHER ASSETS AND LIABILITIES - 0.4%	$1,240,781
	NET ASSETS - 100.0%	$317,776,142

(G.D.R.)	Global Depositary Receipts.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2017, the value of this security amounted to $900,344, or 0.3% of net assets.

†	Amount rounds to less than 0.1%.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total

Common Stocks*
Automobiles & Components
Auto Parts & Equipment	$–	$11,737,885	$–	$11,737,885
Automobile Manufacturers	–	4,139,156	–	4,139,156
Tires & Rubber	–	2,452,328	–	2,452,328
Banks
Diversified Banks	14,967,842	18,036,196	–	33,004,038
Regional Banks	–	2,627,962	–	2,627,962
Capital Goods
Aerospace & Defense	–	2,951,152	–	2,951,152
Heavy Electric Equipment	–	5,571,081	–	5,571,081
Consumer Discretionary
Broadcasting	–	1,688,901	–	1,688,901

	Level 1	Level 2	Level 3	Total
Consumer Durables & Apparel
Apparel, Accessories & Luxury Goods	$3,205,923	$3,868,748	$–	$7,074,671
Footwear	–	1,293,238	–	1,293,238
Homebuilding	–	6,213,548	–	6,213,548
Consumer Services
Restaurants	–	1,846,472	–	1,846,472
Energy
Integrated Oil & Gas	–	14,482,847	–	14,482,847
Financials
Multi-line Insurance	–	1,590,950	–	1,590,950
Food & Staples Retailing
Drug Retail	1,650,924	6,792,719	–	8,443,643
Household & Personal Products
Personal Products	–	6,355,685	–	6,355,685
Insurance
Multi-line Insurance	–	3,812,927	–	3,812,927
Materials
Construction Materials	–	3,406,069	–	3,406,069
Media
Advertising	–	3,510,694	–	3,510,694
Pharmaceuticals, Biotechnology & Life Sciences
Biotechnology	7,354,469	3,698,175	–	11,052,644
Pharmaceuticals	9,392,863	10,426,508	–	19,819,371
Real Estate
Real Estate Services	–	1,460,390	–	1,460,390
Semiconductors & Semiconductors Equipment
Semiconductors	7,359,921	2,098,136	–	9,458,057
Software & Services
Internet Software & Services	20,295,587	900,344	–	21,195,931
IT Consulting & Other Services	–	7,899,738	–	7,899,738
Technology Hardware & Equipment
Communications Equipment	–	2,707,294	–	2,707,294
Electronic Manufacturing Services	–	50,380	–	50,380
Technology Hardware, Storage & Peripherals	–	6,123,268	–	6,123,268
Telecommunication Services
Integrated Telecommunication Services	–	1,384,540	–	1,384,540
Wireless Telecommunication Services	–	7,330,013	–	7,330,013
All Other Common Stocks	104,651,203	–	–	104,651,203
U.S. Government and Agency Obligation	–	1,199,285	–	1,199,285
Total Investments in Securities	$168,878,732	$147,656,629	$–	$316,535,361

*      Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For three months ended November 30, 2017, there were no transfers between Levels 1, 2 and 3.

Pioneer High Income Municipal Fund

NQ | November 30, 2017

Ticker Symbols: Class A PIMAX Class C HICMX Class Y HIMYX

Principal		Value
Amount
USD ($)

	UNAFFILIATED ISSUERS - 99.0%
	CORPORATE BONDS - 1.7% of Net Assets
	DIVERSIFIED FINANCIALS - 1.7%
	Specialized Finance - 1.7%
3,125,000(a)	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/10/17 (144A)	$3,125,000
3,275,000(a)	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/10/17 (144A)	3,275,000
1,600,000(a)	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/10/17 (144A)	1,600,000
2,000,000(a)	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/31/17 (144A)	2,000,000
	Total Diversified Financials	$10,000,000
	TOTAL CORPORATE BONDS
	(Cost $10,000,000)	$10,000,000
	MUNICIPAL BONDS - 97.3% of Net Assets (b)
	Alaska - 0.6%
3,700,000	Northern Tobacco Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/46	$3,506,527
	Arizona - 3.4%
3,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$2,968,260
8,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	7,583,040
4,000,000	City of Phoenix, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	3,987,960
1,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.0%, 5/1/34	1,094,130
3,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.25%, 5/1/44	3,281,820
700,000(c)	County of Pima, Industrial Development Authority, Legacy Traditional School Project, 8.5%, 7/1/39	767,410
490,000(c)	County of Pima, Industrial Development Authority, Paradise Education Center Project, 6.0%, 6/1/40	521,428
		$20,204,048
	California - 9.5%
1,215,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County, Series A, 5.6%, 6/1/36	$1,235,959
5,880,000	California County Tobacco Securitization Agency, Asset-Backed, Merced County, Series A, 5.25%, 6/1/45	5,886,468
4,660,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.125%, 6/1/38	4,659,860
2,385,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.25%, 6/1/45	2,384,857
1,300,000	California Municipal Finance Authority, John Adams Academies Project, 5.25%, 10/1/45	1,405,196
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	528,470
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,677,643
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 6.0%, 7/1/42	6,808,158
3,000,000	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,458,520
830,000	California School Finance Authority, School View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	900,010
1,475,000	California School Finance Authority, School View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	1,606,496
1,000,000	California School Finance Authority, School View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,084,180
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48	3,611,754
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,819,350
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,671,374
2,000,000(c)	California Statewide Communities Development Authority, Lancer Educational Student, Series A, 7.5%, 6/1/42	2,155,100
315,559(d)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	1,578
5,810,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	5,852,762
2,500,000(e)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM CNTY GTD)	1,018,075
1,925,000(e)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM CNTY GTD)	752,983
Principal		Value
Amount
USD ($)
	California – (continued)
4,395,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	$4,405,768
		$55,924,561
	Colorado - 4.5%
2,345,000(f)	Castle Oaks Metropolitan District No. 3, 5.5%, 12/1/45	$2,364,018
2,860,000(f)	Castle Oaks Metropolitan District No. 3, 6.25%, 12/1/44	3,037,148
2,000,000(c)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	2,650,320
5,000,000(c)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	6,659,550
2,000,000(f)	Copperleaf Metropolitan District No. 2, 5.75%, 12/1/45	2,105,360
2,840,000(f)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,869,508
1,500,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	1,561,095
500,000(f)	Leyden Rock Metropolitan District No. 10, Series A, 4.0%, 12/1/25	504,910
500,000(f)	Leyden Rock Metropolitan District No. 10, Series B, 7.25%, 12/15/45	492,330
1,700,000(f)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	1,707,327
1,500,000(f)	Promenade Castle Rock Metropolitan District No. 1, Series A, 5.75%, 12/1/39	1,584,795
1,000,000	Sterling Ranch Community Authority Board, Series A, 5.75%, 12/1/45 (MUN GOVT GTD)	999,950
		$26,536,311
	Connecticut - 0.7%
1,040,000(g)	Connecticut State Health & Educational Facility Authority, Yale University, Series V-2, 0.83%, 7/1/36	$1,040,000
2,885,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	3,017,364
		$4,057,364
	District of Columbia - 0.1%
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$770,302
	Florida - 1.1%
5,000,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	$5,658,300
1,820,000(d)	County of Liberty, Twin Oaks Project, 8.25%, 7/1/28	1,092,000
		$6,750,300
	Hawaii - 0.2%
1,000,000(c)	State of Hawaii Department of Budget & Finance, 15 Craigside Project, Series A, 9.0%, 11/15/44	$1,138,180
	Illnois - 5.7%
1,000,000	Chicago Board of Education, 5.75%, 4/1/35	$1,149,310
2,010,000	Chicago Board of Education, 6.0%, 4/1/46	2,357,810
1,000,000(f)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,202,990
8,000,000(f)	Chicago Board of Education, Series B, 6.5%, 12/1/46	9,198,000
4,213,653(g)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	3,560,031
2,634,795(e)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	99,437
526,959(e)	Illinois Finance Authority, Clare Oaks Project, Series C-2, 11/15/52	146,821
526,959(e)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	89,746
1,155,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28	1,211,826
4,780,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38	5,297,674
7,020,000	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	7,179,565
1,925,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,834,795
		$33,328,005
	Indiana - 10.1%
1,750,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$1,908,865
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	2,165,060
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	2,160,540
3,500,000	City of Crown Point, Wittenberg Village Project, Series A, 8.0%, 11/15/39	3,701,040
2,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	2,436,316
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,282,395
5,325,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	5,361,529
1,230,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,234,465
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,030,300
500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.1%, 1/1/32 (144A)	492,580
4,390,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,310,497
2,050,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	1,994,486
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,260,617
4,560,000	City of Terre Haute, Silver Birch Terre Haute Project, 5.35%, 1/1/38	4,510,068
4,000,000(c)	County of Vigo, Hospital Authority, Union Hospital, Inc., 8.0%, 9/1/41	4,890,080
2,100,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	2,078,160
Principal		Value
Amount
USD ($)
	Indiana – (continued)
3,420,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	$3,377,421
6,580,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	6,405,433
		$59,599,852
	Iowa - 0.5%
3,000,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.625%, 6/1/46	$3,012,300
	Maryland - 0.2%
970,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,069,483
	Massachusetts - 2.0%
815,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$872,930
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	2,002,780
3,849,939	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 5.5%, 11/15/46	3,876,157
1,235,770	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/26	1,289,403
3,340,294	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/39	3,485,263
1,116,746(e)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	70,243
		$11,596,776
	Michigan - 8.9%
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$1,373,087
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,291,375
5,485,000	Flint Michigan International Academy, Public School Academy, 5.75%, 10/1/37	5,485,219
4,195,000	Michigan Public Educational Facilities Authority, David Ellis-West Project, 5.875%, 6/1/37	4,194,581
145,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20	152,391
2,020,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40	2,136,736
7,135,000(g)	Michigan Strategic Fund, Michigan Department Offices Lease Series B, 6.75%, 3/1/40	7,751,393
4,000,000(g)	Michigan Strategic Fund, Series B, 6.625%, 11/1/41	4,275,320
80,000,000(e)	Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Series C, 6/1/58	2,143,200
7,775,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/34	7,668,327
14,280,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	14,318,413
1,250,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.875%, 6/1/42	1,274,200
		$52,064,242
	Minnesota - 0.9%
2,000,000	Bloomington Port Authority, Radisson Blu Mall of America LLC, 9.0%, 12/1/35	$2,240,960
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	424,864
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,631,760
1,000,000	City of St Paul Minnesota, Housing & Redevelopment Authority, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	1,016,320
		$5,313,904
	Mississippi - 0.3%
1,500,000(g)	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series F, 1.02%, 12/1/30	$1,500,000
	Missouri - 1.9%
5,325,000	Community Memorial Hospital District, Missouri Hospital, 6.68%, 12/1/34	$5,415,898
500,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	516,265
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	1,036,440
1,150,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	1,171,091
2,500,000(c)	Kirkwood Industrial Development Authority, Aberdeen Heights, Series A, 8.25%, 5/15/45	2,889,550
		$11,029,244
Principal		Value
Amount
USD ($)
	New Jersey - 1.4%
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	$1,197,419
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,447,325
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,883,625
		$8,528,369
	New Mexico - 1.6%
395,000	County of Otero, Mexico Jail Project, 8.75%, 4/1/18	$393,467
1,430,000	County of Otero, Mexico Jail Project, 9.0%, 4/1/23	1,388,845
7,970,000(g)	County of Otero, Mexico Jail Project. 9.0%, 4/1/28	7,448,523
		$9,230,835
	New York - 4.3%
10,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	$2,600,000
8,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	2,080,000
1,795,000(d)	Erie County Industrial Development Agency, Galvstar LLC, Series C, 9.25%, 10/1/30	466,700
2,620,000	New York Counties Tobacco Trust IV, Series A, 5.0%, 6/1/45	2,474,354
8,000,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	8,497,360
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,150,551
		$25,268,965
	Ohio - 6.4%
2,425,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$2,266,405
11,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	10,435,040
9,285,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	8,844,055
7,340,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	7,274,894
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	703,782
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	5,174,617
2,900,000	Southeastern Ohio Port Authority, Refunding And Improvement Memorial Health System, 6.0%, 12/1/42	3,184,432
		$37,883,225
	Pennsylvania - 9.0%
850,000	Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project, Series A, 5.125%, 4/1/35	$783,377
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	1,040,440
2,335,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,415,137
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,491,305
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,399,680
2,005,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series A, 7.5%, 5/1/20	2,209,109
8,445,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	9,369,727
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.5%, 6/1/45	2,285,734
3,145,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	3,281,462
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,566,350
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,284,708
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,767,880
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,065,790
3,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	3,197,370
		$53,158,069
	Puerto Rico - 1.0%
24,000,000(d)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$5,760,000
	Rhode Island - 0.1%
2,065,000(d)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$516,250
Principal		Value
Amount
USD ($)
	Tennessee - 0.0%†
5,000	Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43	$4,366
	Texas - 9.4%
200,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	$203,370
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	545,128
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	392,846
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,324,557
375,000	City of Celina, 5.375%, 9/1/28	370,005
900,000	City of Celina, 5.5%, 9/1/24	890,451
250,000	City of Celina, 5.5%, 9/1/32	246,505
650,000	City of Celina, 5.875%, 9/1/40	638,339
1,075,000	City of Celina, 6.0%, 9/1/30	1,075,537
2,700,000	City of Celina, 6.25%, 9/1/40	2,693,169
234,442(d)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	1,172
570,000(g)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 0.96%, 12/1/41	570,000
1,125,000	Kinney County Public Facilities Corp., 7.0%, 11/1/25	1,122,210
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,054,080
17,350,000(a)(d)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	8,241,250
3,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living Ventana Project, 6.625%, 11/15/37	3,898,860
2,250,000	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.625%, 11/15/41	1,770,818
5,000,000	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	3,884,050
120,000(c)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	141,450
6,350,000(c)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44	7,507,796
1,775,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.0%, 11/15/28	1,649,632
500,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/39	450,825
5,400,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/44	4,855,086
1,000,000(d)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	300,000
350,000	Village On The Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.25%, 7/1/36	372,074
1,250,000	Village On The Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.5%, 7/1/46	1,328,925
1,000,000	Village On The Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.75%, 7/1/51	1,077,020
125,000	Village On The Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 6.0%, 7/1/26	120,854
1,350,000	Village On The Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 7.0%, 7/1/51	1,354,199
		$55,080,208
	Utah - 2.3%
4,500,000	Utah Charter School Finance Authority, Freedom Academy Foundation Project, 5.375%, 6/15/48 (144A)	$4,501,575
915,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 7.25%, 5/15/21	972,874
1,985,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.125%, 5/15/31	2,189,673
5,145,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.5%, 5/15/41	5,658,985
		$13,323,107
	Virginia - 3.8%
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	$2,160,606
815,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	830,135
4,685,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,787,976
15,000,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	14,453,250
		$22,231,967
	West Virginia - 2.6%
25,000,000(d)	City of Philippi, Alderson-Broaddus College, Inc., Series A, 7.75%, 10/1/44	$15,000,000
Principal		Value
Amount
USD ($)
	Wisconsin - 4.8%
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	$1,714,608
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46	6,319,604
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	5,087,542
500,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	487,940
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	1,924,720
2,450,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,334,997
8,615,000(e)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	6,060,308
1,245,000	Public Finance Authority, Voyager Foundation, Inc. Project, Series A, 5.125%, 10/1/45	1,264,297
2,815,000	Public Finance Authority, Voyager Foundation, Inc. Project, Series A, 6.2%, 10/1/42	3,015,231
		$28,209,247
	TOTAL MUNICIPAL BONDS
	(Cost $585,846,196)	$571,596,007

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.0%
	(Cost $595,846,196) (h)	$581,596,007
	OTHER ASSETS AND LIABILITIES - 1.0%	$5,610,382
	NET ASSETS - 100.0%	$587,206,389

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2017, the value of these securities amounted to $69,372,241, or 11.8% of net assets.

†	Amount rounds to less than 0.1%.

(a)	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(b)	Consists of Revenue Bonds unless otherwise indicated.
(c)
Pre-Refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(d)	Security is in default.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Represents a General Obligation Bond.
(g) (h)
The interest rate is subject to change periodically. The interest rate, reference index and spread shown at November 30,
2017.
The concentration of Investments by type of obligation/market sector is as follows:

Revenue Bonds:
Special Revenues	24.8%
Education	20.8%
Health	17.7%
Housing	11.2%
Various Revenues	8.3%
General Obligation	5.3%
Escrowed	5.1%
Pollution Control Revenue	4.2%
Transportation	2.0%
Insured	0.3%
Water & Sewer	0.3%
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total

Corporate Bonds
Diversified Financials
Specialized Finance	$–	$–	$10,000,000	$10,000,000
Municipal Bonds
Texas	–	46,838,958	8,241,250	55,080,208
All Other Municipal Bonds	–	516,515,799	–	516,515,799
Total Investments in Securities	$–	$563,354,757	$18,241,250	$581,596,007

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Municipal Bonds
Balance as of 8/31/17	$8,241,250
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(332)
Accrued discounts/premiums	332
Purchases	2,000,000
Sales	--
Transfers in to Level 3*	8,000,000
Transfers out of Level 3*	--
Changes between Level 3*	--
Balance as of 11/30/17	$18,241,250

*
Transfers are calculated on the beginning of period values. For three months ended November 30, 2017, an investment having a value of $8,000,000 was transferred from Level 2 to Level 3. The change in the level designation within the fair value hierarchy was due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at November 30, 2017: $ 332.

Pioneer U.S. Corporate High Yield Fund

NQ | November 30, 2017

Ticker Symbols: Class A HYCAX Class C HYCCX Class Y HYCYX

Principal		Value
Amount
USD ($)
	UNAFFILIATED ISSUERS - 103.2%
	CONVERTIBLE CORPORATE BONDS - 1.1% of Net Assets
	HEALTH CARE EQUIPMENT & SERVICES - 0.4%
	Health Care Equipment - 0.4%
85,000	Wright Medical Group, Inc., 2.0%, 2/15/20	$89,356
	Total Health Care Equipment & Services	$89,356
	MEDIA - 0.7%
	Cable & Satellite - 0.7%
146,000	DISH Network Corp., 2.375%, 3/15/24 (144A)	$142,441
	Total Media	$142,441
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $243,795)	$231,797
	CONVERTIBLE PREFERRED STOCKS - 1.2% of Net Assets
	BANKS - 1.2%
	Diversified Banks - 1.2%
116(a)	Bank of America Corp., 7.25%	$152,888
75(a)	Wells Fargo & Co., 7.5%	100,575
	Total Banks	$253,463
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $245,344)	$253,463
	CORPORATE BONDS - 96.2% of Net Assets
	AUTOMOBILE & COMPONENTS - 1.2%
	Auto Parts & Equipment - 1.2%
150,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (144A)	$154,875
90,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	96,525
	Total Automobile & Components	$251,400
	AUTOMOBILE MANUFACTURERS - 0.5%
	Automobile Manufacturers - 0.5%
95,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	$100,909
	Total Automobile Manufacturers	$100,909
	BANKS - 2.3%
	Diverisified Banks - 1.3%
227,000(a)(b)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	$255,942
	Thrifts & Mortgage Finance - 1.0%
196,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$205,761
	Total Banks	$461,703
	CAPTIAL GOODS - 7.3%
	Aerospace & Defense - 0.7%
135,000	Engility Corp., 8.875%, 9/1/24	$145,125
	Building Products - 1.9%
190,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	$198,075
190,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	199,975
		$398,050
	Construction & Engineering - 2.2%
90,000	AECOM, 5.875%, 10/15/24	$97,875
193,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	202,409
140,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	148,806
		$449,090
	Industrial Conglomerates - 2.3%
147,000	CSVC Acquisition Corp., 7.75%, 6/15/25 (144A)	$141,487
115,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	120,031
190,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	204,013
		$465,531
	Trading Companies & Distributors - 0.2%
50,000	H&E Equipment Services, Inc., 5.625%, 9/1/25 (144A)	$52,375
	Total Captial Goods	$1,510,171
	CONSUMER DISCRETIONARY - 1.6%
	Auto Parts & Equipment - 0.4%
75,000	Allison Transmission, Inc., 4.75%, 10/1/27 (144A)	$75,656
	Cable & Satellite - 0.7%
150,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$152,259
	Homebuilding - 0.5%
100,000	Lennar Corp., 4.75%, 11/29/27 (144A)	$102,250
	Total Consumer Discretionary	$330,165
	CONSUMER DURABLES & APPAREL - 4.9%
	Home Furnishings - 1.0%
194,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$198,607
	Homebuilding - 3.9%
190,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$199,918
179,000	KB Home, 7.625%, 5/15/23	205,403
Principal		Value
Amount
USD ($)
	Homebuilding - (continued)
100,000	Meritage Homes Corp., 5.125%, 6/6/27	$101,155
189,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	200,457
100,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	102,115
		$809,048
	Total Consumer Durables & Apparel	$1,007,655
	CONSUMER SERVICES - 4.5%
	Casinos & Gaming - 2.8%
191,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	$201,085
200,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	225,250
132,000	Scientific Games International, Inc., 10.0%, 12/1/22	145,365
		$571,700
	Hotels, Resorts & Cruise Lines - 0.7%
150,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	$156,375
	Specialized Consumer Services - 1.0%
181,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)	$199,779
	Total Consumer Services	$927,854
	CONSUMER STAPLES - 1.0%
	Packaged Foods & Meats - 1.0%
150,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	$156,563
50,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	50,375
	Total Consumer Staples	$206,938
	DIVERSIFIED FINANCIALS - 2.0%
	Consumer Finance - 1.0%
195,000	Ally Financial, Inc., 4.625%, 3/30/25	$206,213
	Specialized Finance - 1.0%
45,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$48,823
150,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	152,250
		$201,073
	Total Diversified Financials	$407,286
	ENERGY - 17.0%
	Oil & Gas Drilling - 1.7%
100,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	$100,751
150,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	154,125
100,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	95,500
		$350,376
	Oil & Gas Equipment & Services - 0.5%
100,000	SESI LLC, 7.75%, 9/15/24 (144A)	$103,000
	Oil & Gas Exploration & Production - 7.7%
201,000	Antero Resources Corp., 5.0%, 3/1/25	$204,517
100,000	Centennial Resource Production LLC, 5.375%, 1/15/26 (144A)	101,500
100,000	Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26 (144A)	101,250
180,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	191,700
100,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	103,250
150,000	Murphy Oil Corp., 6.875%, 8/15/24	161,437
150,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	153,281
125,000	QEP Resources, Inc., 5.625%, 3/1/26	126,860
120,000	Sanchez Energy Corp., 6.125%, 1/15/23	101,250
106,000	SM Energy Co., 6.125%, 11/15/22	107,325
75,000	SRC Energy, Inc., 6.25%, 12/1/25 (144A)	76,875
160,000	Whiting Petroleum Corp., 6.25%, 4/1/23	160,000
		$1,589,245
	Oil & Gas Refining & Marketing - 1.6%
110,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$109,588
202,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	212,100
		$321,688
	Oil & Gas Storage & Transportation - 5.5%
95,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	$102,956
200,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	205,250
136,000	Energy Transfer Equity LP, 5.875%, 1/15/24	145,860
100,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	102,750
150,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	153,938
100,000	NGPL PipeCo LLC, 4.375%, 8/15/22 (144A)	102,500
100,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23 (144A)	103,500
93,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	104,321
Principal		Value
Amount
USD ($)
	Oil & Gas Storage & Transportation - (continued)
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	$99,250
		$1,120,325
	Total Energy	$3,484,634
	FINANCIALS - 0.8%
	Diversified Capital Markets - 0.8%
150,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$156,000
	Total Financials	$156,000
	FOOD, BEVERAGE & TOBACCO - 0.5%
	Tobacco - 0.5%
98,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$102,655
	Total Food, Beverage & Tobacco	$102,655
	HEALTH CARE EQUIPMENT & SERVICES - 4.5%
	Health Care Facilities - 2.6%
55,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$51,425
100,000	CHS/Community Health Systems, Inc., 8.0%, 11/15/19	89,625
200,000	HCA, Inc., 5.375%, 2/1/25	207,500
189,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	193,252
		$541,802
	Health Care Services - 1.1%
100,000	BioScrip, Inc., 8.875%, 2/15/21	$89,500
133,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	133,372
		$222,872
	Managed Health Care - 0.8%
150,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	$158,813
	Total Health Care Equipment & Services	$923,487
	HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
	Personal Products - 0.3%
100,000	Revlon Consumer Products Corp., 6.25%, 8/1/24	$60,500
	Total Household & Personal Products	$60,500
	INDUSTRIALS - 3.0%
	Aerospace & Defense - 0.5%
100,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	$102,750
	Agricultural & Farm Machinery - 0.2%
50,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$49,735
	Diversified Support Services - 0.5%
100,000	CyrusOne LP / CyrusOne Finance Corp., 5.0%, 3/15/24 (144A)	$104,000
	Industrial Machinery - 0.3%
50,000	EnPro Industries, Inc., 5.875%, 9/15/22	$52,000
	Security & Alarm Services - 0.5%
100,000	Brink's Co., 4.625%, 10/15/27 (144A)	$99,200
	Trading Companies & Distributors - 1.0%
100,000	United Rentals North America, Inc., 4.625%, 10/15/25	$101,900
100,000	United Rentals North America, Inc., 4.875%, 1/15/28	101,125
		$203,025
	Total Industrials	$610,710
	INFORMATION TECHNOLOGY - 1.2%
	Data Processing & Outsourced Services - 0.7%
146,000	First Data Corp., 5.0%, 1/15/24 (144A)	$151,110
	Electronic Manufacturing Services - 0.5%
100,000	TTM Technologies, Inc., 5.625%, 10/1/25 (144A)	$102,625
	Total Information Technology	$253,735
	MATERIALS - 8.9%
	Aluminum - 1.3%
250,000	Constellium NV, 6.625%, 3/1/25 (144A)	$265,625
	Commodity Chemicals - 0.7%
151,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	$152,133
	Construction Materials - 2.0%
200,000	James Hardie International Finance, DAC, 4.75%, 1/15/25 (144A)	$203,500
200,000	James Hardie International Finance, DAC, 5.0%, 1/15/28 (144A)	203,500
		$407,000
	Diversified Chemicals - 0.6%
100,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	$100,062
25,000	Hexion, Inc., 6.625%, 4/15/20	22,063
		$122,125
	Diversified Metals & Mining - 1.3%
100,000	Coeur Mining, Inc., 5.875%, 6/1/24	$99,250
100,000	Kinross Gold Corp., 4.5%, 7/15/27 (144A)	100,750
68,000	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	69,615
		$269,615
	Paper Packaging - 0.5%
100,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	$101,750
Principal		Value
Amount
USD ($)
	Specialty Chemicals - 0.8%
140,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	$150,850
	Steel - 1.7%
153,000	AK Steel Corp., 6.375%, 10/15/25	$148,792
100,000	Commercial Metals Co., 5.375%, 7/15/27	102,250
90,000	Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)	100,800
		$351,842
	Total Materials	$1,820,940
	MEDIA - 6.1%
	Broadcasting - 2.7%
194,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	$198,547
195,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	197,925
147,000	Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)	150,308
		$546,780
	Cable & Satellite - 2.9%
200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$202,750
190,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	198,787
196,000	Videotron, Ltd., 5.125%, 4/15/27 (144A)	205,310
		$606,847
	Movies & Entertainment - 0.5%
100,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	$99,250
	Total Media	$1,252,877
	PHARMACEUTICALS, BIOTECHNOLOGY & SERVICES - 2.7%
	Pharmaceuticals - 2.7%
200,000	Horizon Pharma, Inc., 6.625%, 5/1/23	$195,000
70,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	70,882
231,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	202,079
95,000	Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)	99,750
	Total Pharmaceuticals, Biotechnology & Services	$567,711
	REAL ESTATE - 1.6%
	Diverisified REIT - 0.5%
100,000	MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/27	$104,250
	Real Estate Development - 0.4%
75,000	Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (144A)	$77,250
	Specialized REIT - 0.7%
150,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$153,375
	Total Real Estate	$334,875
	RETAILING - 0.5%
	Specialty Stores - 0.5%
75,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$64,500
59,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	43,070
	Total Retailing	$107,570
	SOFTWARE & SERVICES - 4.6%
	Data Processing & Outsourced Services - 1.9%
192,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$196,320
195,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	178,912
		$375,232
	Internet Software & Services - 1.0%
200,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$206,000
	IT Consulting & Other Services - 1.7%
146,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	$151,840
187,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	200,558
		$352,398
	Total Software & Services	$933,630
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
	Communication Equipment - 2.1%
100,000	Avaya, Inc., 7.0%, 4/1/19 (144A)	$76,750
138,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	147,660
195,000	Plantronics, Inc., 5.5%, 5/31/23 (144A)	203,044
		$427,454
	Computer Hardware Storage & Peripherals - 1.7%
136,000	Dell, Inc., 7.1%, 4/15/28	$152,320
184,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$197,800
		$350,120
	Total Technology Hardware & Equipment	$777,574
	TELECOMMUNICATION SERVICES - 7.5%
	Integrated Telecommunication Services - 4.3%
100,000	CB Escrow Corp., 8.0%, 10/15/25 (144A)	$100,500
200,000	CenturyLink, Inc., 6.45%, 6/15/21	199,000
Principal		Value
Amount
USD ($)
	Integrated Telecommunication Services - (continued)
107,000	Frontier Communications Corp., 9.25%, 7/1/21	$86,068
140,000	GCI, Inc., 6.875%, 4/15/25	150,150
200,000	SFR Group SA, 7.375%, 5/1/26 (144A)	201,476
150,000	Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	113,250
40,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	38,901
		$889,345
	Wireless Telecommunication Services - 3.2%
200,000	Altice Financing SA, 7.5%, 5/15/26 (144A)	$209,000
185,000	Sprint Corp., 7.125%, 6/15/24	192,517
92,000	Sprint Corp., 7.25%, 9/15/21	97,980
141,000	T-Mobile USA, Inc., 6.625%, 4/1/23	147,521
		$647,018
	Total Telecommunication Services	$1,536,363
	TRANSPORTATION - 1.5%
	Airlines - 1.5%
99,000	DAE Funding LLC, 5.0%, 8/1/24 (144A)	$99,000
205,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	201,925
	Total Transportation	$300,925
	UTILITIES - 6.4%
	Electric Utilities - 0.5%
100,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	$101,000
	Gas Utilities - 1.0%
207,000	DCP Midstream Operating LP, 3.875%, 3/15/23	$206,483
	Independent Power Producers & Energy Traders - 4.9%
146,000	AES Corp., 5.5%, 3/15/24	$152,935
216,000	Calpine Corp., 5.75%, 1/15/25	207,900
118,000	Dynegy, Inc., 8.0%, 1/15/25 (144A)	129,800
100,000	NRG Energy, Inc., 5.75%, 1/15/28	100,000
95,000	NRG Energy, Inc., 6.25%, 5/1/24	100,462
168,734	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	184,763
50,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	50,125
50,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	50,188
36,000(c)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	39,465
		$1,015,638
	Total Utilities	$1,323,121
	TOTAL CORPORATE BONDS
	(Cost $19,730,777)	$19,751,388
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.5% of Net Assets
300,000(d)	U.S. Treasury Bill, 12/14/17	$299,899
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $299,887)	$299,899
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.2% of Net Assets*(e)
	CAPITAL GOODS - 1.2%
	Aerospace & Defense - 0.4%
75,000(f)	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 10/4/24	$75,415
	Industrial Conglomerates - 0.8%
174,417	Filtration Group Corp., First Lien Term Loan, 4.38% (LIBOR + 300 bps), 11/23/20	$175,925
	Total Capital Goods	$251,340
	CONSUMER DISCRETIONARY - 0.9%
	Broadcasting - 0.9%
173,757	CBS Radio, Inc., Additional Term B-1 Loan, 4.172% (LIBOR + 275 bps), 11/18/24	$174,462
	Total Consumer Discretionary	$174,462
	HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
	Personal Products - 0.4%
99,685	Revlon Consumer Products Corp., Initial Term Loan B, 4.85% (LIBOR + 350 bps), 9/7/23	$74,916
	Total Household & Personal Products	$74,916
	MEDIA - 0.6%
	Broadcasting - 0.6%
99,624	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 4.6% (LIBOR + 325 bps), 12/1/23	$100,081
22,526	Hubbard Radio LLC, Term Loan, 4.6% (LIBOR + 325 bps), 5/27/22	22,582
	Total Media	$122,663
Principal		Value
Amount
USD ($)
	UTILITIES - 0.1%
	Independent Power Producers & Energy Traders - 0.1%
22,325	TerraForm AP Acquisition Holdings LLC, Term Loan, 5.583% (LIBOR + 425 bps), 6/27/22	$22,521
	Total Utilities	$22,521
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $664,179)	$645,902
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 103.2%
	(Cost $21,183,982)	$21,182,449
	OTHER ASSETS AND LIABILITIES - (3.2)%	($657,524)
	NET ASSETS - 100.0%	$20,524,925

BPS	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2017, the value of these securities amounted to $11,966,539, or 58.3% of net assets.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2017

(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at November 30, 2017.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at November 30, 2017.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2017.
(f)	This term loan will settle after November 30, 2017, at which time the interest rate will be determined.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total

Convertible Corporate Bonds	$–	$231,797	$–	$231,797
Convertible Preferred Stocks	253,463	–	–	253,463
Corporate Bonds	–	19,751,388	–	19,751,388
U.S. Government and Agency Obligation	–	299,899	–	299,899
Senior Secured Floating Rate Loan Interests	–	645,902	–	645,902
Total Investments in Securities	$253,463	$20,928,986	$–	$21,182,449

During the three months ended November 30, 2017, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 26, 2018

* Print the name and title of each signing officer under his or her signature.